RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
RELATED PARTY TRANSACTIONS
(17)	RELATED PARTY TRANSACTIONS

For the periods presented, the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

(1)	The Group purchased PV products from Jiangxi Sinoma New Solar Materials Co., Ltd., which is an equity method investee of the Group, amounting to US$6,616 and US$3,887, during the six-month periods ended June 30, 2014 and 2015, respectively.

The outstanding amount due to Sinoma was US$1,890 and US$1,945 as of December 31, 2014 and June 30, 2015, respectively.

(2)	Mr. Kin-Ming Cheng, the owner of Fulai, is a major shareholder of Shunfeng Photovoltaic International Limited and its affiliates (“Shunfeng”). Fulai is a major shareholder of the Company.

The Group sold PV products to Shunfeng amounting to US$16,443 and US$760 during the six-month periods ended June 30, 2014 and 2015, respectively.

The Group purchased PV products from Shunfeng, amounting to US$22,439 and US$359 during the six-month periods ended June 30, 2014 and 2015, respectively.

The outstanding amount due to Shunfeng was US$17,673 and US$14,831 as of December 31, 2014 and June 30, 2015, respectively and due from Shunfeng was US$10,642 and US$7,046 as of December 31, 2014 and June 30, 2015.

(3)	Heng Rui Xin Energy Co., Ltd. (“HRX China”), a PRC company, is a shareholder of the Company.

HRX China paid US$56,732 and US$ nil for miscellaneous expenses on behalf of the Group during the six-month periods ended June 30, 2014 and 2015, respectively. The Group sold PV products to HRX China amounting to US$9,550 and US$ nil during the six-month periods ended June 30, 2014 and 2015, respectively.

The Group made advances to HRX China, net of payments made by HRX China on behalf of the Group, amounting to US$ nil and US$4,331 during the six-month periods ended June 30, 2014 and 2015, respectively.

The outstanding amount due from HRX China was US$27,910 and US$32,266 as of December 31, 2014 and June 30, 2015, respectively.

(4)	Best Solar Co., Ltd. (“Best Solar”), an exempted company incorporated with limited liability under the laws of the Cayman Islands, is wholly owned by LDK New Energy, a shareholder of the Company.

The outstanding amount, net of provision, due from Best Solar as of December 31, 2014 and June 30, 2015 were US$37,922 and US$37,923 respectively. The outstanding amounts due to Best Solar as of December 31, 2014 and June 30, 2015 were US$23,349 and US$23,266, respectively.

(5)	The outstanding amount due to Jiangxi Liuxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Xiaofeng Peng, a major shareholder of the Company, was US$18,064 and US$18,220 as of December 31, 2014 and June 30, 2015, respectively.